Fees Summary	Jul. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,397,000.00
Previously Paid Amount	0.00
Total Fee Amount	673.18
Total Offset Amount	0.00
Net Fee	673.18
Narrative - Max Aggregate Offering Price	$ 4,397,000.00
Final Prospectus	true